Income Taxes - Summary of Income Tax Examinations (Details)	12 Months Ended
Dec. 31, 2023
SWITZERLAND
Tax years subject to examination	2022 - 2023
USA
Tax years subject to examination	2022 - 2023
France
Tax years subject to examination	2022 - 2023
Spain
Tax years subject to examination	2018 - 2023
Japan
Tax years subject to examination	2023
Taiwan
Tax years subject to examination	2023
India
Tax years subject to examination	2023
GERMANY
Tax years subject to examination	2022 - 2023
UK
Tax years subject to examination	2017 - 2023
Saudi Arabia
Tax years subject to examination	2023
Vietnam
Tax years subject to examination	2023
Gibraltar
Tax years subject to examination	2023